Produced Content, Net (Tables)	12 Months Ended
Dec. 31, 2021
Film Costs [Abstract]
Components of Produced Content, Net

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Released, less amortization and impairment
— Predominantly monetized with other contents	1,857,095	2,850,114	447,246
— Predominantly monetized on its own	78,023	29,782	4,673
	1,935,118	2,879,896	451,919
In production, less impairment
— Predominantly monetized with other contents	3,741,973	6,338,582	994,662
— Predominantly monetized on its own	82,088	503,515	79,012
	3,824,061	6,842,097	1,073,674
In development, less impairment
— Predominantly monetized with other contents	666,087	1,134,351	178,004
— Predominantly monetized on its own	130,818	94,734	14,866
	796,905	1,229,085	192,870
	6,556,084	10,951,078	1,718,463

Estimated Amortization Expense Relating to Existing Produced Content

Estimated amortization expense relating to the existing produced content for each of the next three years is as follows:

	RMB	US$
Within 1 year	1,191,754	187,012
Between 1 and 2 years	428,508	67,242
Between 2 and 3 years	300,035	47,082